Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	Wejo Group Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-41091
Entity Tax Identification Number	98-1611674
Entity Address, Country	BM
Entity Address, Street	Canon's Court 22 Victoria Street
Entity Address, City	Hamilton
Entity Address, Postal Zip Code	HM12
City Area Code	+44
Local Phone Number	8002 33065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Share, par value $0.001 per share
Trading Symbol	WEJO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001864448
Amendment Flag	false